OPERATING LEASE RIGHT-OF-USE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASE RIGHT-OF-USE ASSETS.
Operating lease cost	€ 1,047	€ 1,053
Variable lease costs	188	243
Short-term lease costs	€ 68	€ 71